Debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Debt	Debt
As of June 30, 2025, the principal amount of our outstanding indebtedness totaled $46.4 billion, which excluded debt issuance costs, debt discounts and debt premium of $243 million, and our undrawn lines of credit were $11.3 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of June 30, 2025, we remained in compliance with the financial covenants across our various debt obligations.
The following table provides a summary of our indebtedness as of June 30, 2025 and December 31, 2024:

	June 30, 2025						December 31, 2024
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust (b) & AICDC (c) Notes		$30,650,000	$—	$30,650,000	4.01%	2025-2041	$29,950,000
Revolving credit facilities (d)		9,450,000	9,425,000	25,000	5.83%	2027-2028	25,000
Other unsecured debt		5,225,500	145,000	5,080,500	5.50%	2027-2032	4,775,000
TOTAL UNSECURED		$45,325,500	$9,570,000	$35,755,500			$34,750,000
Secured
Export credit facilities (e)	37	909,151	—	909,151	3.02%	2026-2036	974,269
Institutional secured term loans & secured portfolio loans (f)	200	6,293,813	101,451	6,192,362	5.33%	2025-2034	6,238,520
AerFunding Revolving Credit Facility	26	2,250,000	1,282,235	967,765	6.01%	2029	1,010,699
Other secured debt (g)	10	586,592	305,060	281,532	5.61%	2026-2041	313,651
Fair value adjustment		—	—	118			356
TOTAL SECURED		$10,039,556	$1,688,746	$8,350,928			$8,537,495
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	6.66%	2055-2065	2,250,000
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,250,000
Debt issuance costs, debt discounts and debt premium				(242,936)			(242,984)
	273	$57,615,056	$11,258,746	$46,113,492			$45,294,511

(a)The weighted average interest rate for our floating rate debt of $11.4 billion is calculated based on the applicable U.S. dollar SOFR rate, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $1.1 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the 200 aircraft, 13 engines are pledged as collateral.
(g)In addition to the ten aircraft, 74 engines are pledged as collateral.
15. Debt (Continued)
Additional details of the principal terms of our indebtedness can be found in our Annual Report on Form 20-F for the year ended December 31, 2024, filed with the SEC on February 26, 2025. The material changes to our indebtedness since the filing of that report, except for scheduled repayments, are described below.
AerCap Trust & AICDC Notes
In January 2025, AerCap Trust and AICDC co-issued $750 million aggregate principal amount of 4.875% Senior Notes due 2028 and $750 million aggregate principal amount of 5.375% Senior Notes due 2031.
2056 AGAT/AICDC Junior Subordinated Notes
In April 2025, AerCap Trust and AICDC co-issued $500 million aggregate principal amount of fixed-rate reset junior subordinated notes due 2056 (the “2056 AGAT/AICDC Junior Subordinated Notes”). The 2056 AGAT/AICDC Junior Subordinated Notes currently bear interest at a fixed interest rate of 6.500% and, from January 31, 2031 (the “First Reset Date”), will bear interest at a rate equal to the five-year U.S. Treasury Rate plus 2.441%, to be reset on each subsequent five-year anniversary.
2045 Junior Subordinated Notes
In June 2025, AerCap Trust redeemed in full the $500 million aggregate principal amount of its 6.500% fixed-to-floating rate junior subordinated notes due 2045 (the “2045 Junior Subordinated Notes”), at a redemption price equal to 100% of the principal amount thereof plus accrued and unpaid interest.
Other unsecured debt
In April 2025, we prepaid an $850 million unsecured term loan with a maturity of April 2026. We simultaneously amended and extended another unsecured facility. This facility was upsized from $545 million to $1.5 billion and its maturity date was extended from March 2026 to January 2029.